Consolidated Statement of Change in Stockholders' (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Shareholders Equity [Line Items]
Sale of series B Preferred Stock, stock issuance costs	$ 1,183,751